RISK MANAGEMENT - Structural foreign exchange risk - Sensitivity analysis of foreign exchange effect (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management [abstract]
Equity, increase Ps.100 per U.S. dollar	$ 175,470	$ (21,158)
Equity, decrease Ps.100 per U.S. dollar	(175,470)	21,158
Foreign exchange effect on profit before taxes, increase Ps.100 per U.S. dollar	15,853	(31,578)
Foreign exchange effect on profit before taxes, decrease Ps.100 per U.S. dollar	$ (15,853)	$ 31,578